Convertible Debt – Related Party	12 Months Ended
Dec. 31, 2023
Convertible Debt – Related Party [Abstract]
CONVERTIBLE DEBT – RELATED PARTY

12. CONVERTIBLE DEBT – RELATED PARTY

During the years ended December 31, 2019 and 2020, the Company entered into loan agreements with related parties totaling EUR417,133 (approximately $467,154) (the “2019 and 2020 Convertible Loans”). The 2019 and 2020 Convertible Loans bear interest at 3.5% and have a maturity date of September 30, 2022. One of the convertible loans has not been converted and is payable on demand (balance of EUR30,000 ($33,118) as of December 31, 2023). While the 2019 and 2020 Convertible Loans are outstanding, the lenders are entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the 2019 and 2020 Convertible Loans are convertible into ordinary shares of the Company at EUR1 per share.

The 2019 and 2020 Convertible Loans were determined to be a financial instrument comprising an equity classified conversion feature with a host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the 2019 and 2020 Convertible Loans between the two components. The host debt component was valued first, based on similar debt securities without an embedded conversion feature and the residual was allocated to the equity-classified conversion feature. The Company recognized debt discounts totaling EUR13,064 on issuance of the 2019 and 2020 Convertible Loans.

A continuity of the Company’s Convertible Debt is as follows:

2019 and 2020 Convertible Loans
Balance, December 31, 2021	$32,221
Accretion	1,768
Effects of currency translation	(1,808)
Balance, December 31, 2022	$32,181
Effects of currency translation	937
Balance, December 31, 2023	$33,118